Property and Equipment - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized					$ 1,400,000
Capitalized borrowing rate					3.40%
Impairment				$ 243,097,000	$ 89,344,000	$ 188,624,000
Air crafts held for sale | Aircraft					14
Average lease term				10 years
Other Property Plant Equipment Capitalized Cost			$ 0.8		$ 11,600,000
Credits received on acquisition					$ 8,100,000
Ciudad del Saber Panama City [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other Property Plant Equipment Capitalized Cost				$ 1.6
Covid 19 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of cash flow projections				To determine whether impairment exists, the recoverable amount at the level of the CGU, was determined using cash flow projections from financial forecasts approved by senior management covering a five-year period. The pre-tax discount rate applied to cash flow projections was 13.1%.
Pre-tax discount rate applied to cash flow projections				13.10%
Air crafts held for sale | Aircraft				14
Number of Spare Engines Spare Parts Held for Sale | Aircraft				6
No of aircrafts held for sale delivered | Aircraft				6
No of of aircrafts held for sale yet to bedelivered | Aircraft				8
Boeing 737 MAX 9 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Aircrafts acquired through Japanese Operating Leases with Call Option | Aircraft					2
Embraer 190 fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 49,500,000
Boeing 737-700 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Air crafts held for sale | Aircraft				14
Impairment loss	$ 191,200,000
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions purchase deposits				$ 0	$ 67,300,000
Carrying value pledged as collateral obligation				$ 1,300,000,000	1,500,000,000
Additions for advance payments contracts					$ 75,400,000